Other operating expenses - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jul. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 965,994,000		$ 441,371,000
Loss on theft of PPE in transit		1,724,000	$ 0
Non-deductible amount		25,000
Mining hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,724,000	$ 498,648,000		$ 97,269,000
Loss on theft of PPE in transit	$ 1,724,000